Transactions with Related Parties, textual (Details) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 04, 2016 USD ($)	Aug. 20, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May 31, 2016	Mar. 31, 2016
Related Party Transaction [Line Items]
Management Fee Expense			$ 1,464	$ 405	$ 0
Due to related parties, current			25	64
Due from related parties, current			102	5,103
Due from related parties, non-current			45,417	43,750
Vessel acquisition cost			39,427	90,167
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			2,320	2,685	2,765
Due to related parties, current			23	62
Diana Containerships Inc [Member]
Related Party Transaction [Line Items]
Due from related parties, current			102	5,103
Due from related parties, non-current			45,417	43,750
Interest income from loan with Diana Containerships Inc.			$ 1,692	2,745	3,246
Diana Containerships Inc [Member] | Loan Receivable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			May 20, 2013
Debt instrument term			5 years
Loan to Diana Containerships Inc.		$ 50,000
Loan receivable, Description of variable rate basis			LIBOR
Margin over Libor from agreement with Diana Containerships Inc.			5.00%
Back End Fee			1.25%
Diana Containerships Inc [Member] | Loan Receivable Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			Sep. 09, 2015
Related Party Transaction, Date of expiration			Mar. 15, 2022
Loan receivable, Description of variable rate basis			LIBOR
Margin over Libor from agreement with Diana Containerships Inc.			3.00%
Debt instrument, fee amount			$ 200
Debt instrument, annual principal payment			5,000
Maximum Agreegate Repayment Amount			$ 32,500
Diana Containerships Inc [Member] | Loan Receivable Second Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			Aug. 24, 2016
Loan receivable, Description of variable rate basis			LIBOR
Margin over Libor from agreement with Diana Containerships Inc.			3.35%
Diana Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 1,680	1,302	$ 1,250
Due to related parties, current			$ 0	0
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Number of vessels under management services			7
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management Fee Expense			$ 1,464	405
Commercial fees to related party			124	43
Due to related parties, current			$ 2	$ 2
Vessels Acquisition [Member]
Related Party Transaction [Line Items]
Number Of Vessels To Be Acquired	3
Number Of Vessels Delivered						1	2
Vessel acquisition cost	$ 39,265